Business Combinations - Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Acquisition	Dec. 31, 2018 EUR (€) Acquisition	Dec. 31, 2017 EUR (€) Acquisition
Disclosure of detailed information about business combination [line items]
Goodwill	€ 8,094	€ 8,116
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Goodwill	278	1,504	€ 487
Consideration	€ 678	€ 3,728	€ 2,060
Business combinations [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	57	42	29
Goodwill	€ 262	€ 1,473	€ 470
Consideration	€ 675	€ 3,695	€ 2,031
Business combinations [member] | Continuing And Discontinued Operations [Member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	58	44	31
Goodwill	€ 262	€ 1,473	€ 487
Consideration	678	3,728	2,061
Business combinations [member] | Adjustments to Provisional Prior Year Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Goodwill	€ 16	€ 31
Consideration			€ (1)
Business combinations [member] | Europe [member] | Discontinued Operations [Member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	1	2	2
Goodwill			€ 17
Consideration	€ 3	€ 33	€ 30
Business combinations [member] | Europe Materials [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	15	10	8
Goodwill	€ 3	€ 46	€ 155
Consideration	€ 64	€ 86	€ 698
Business combinations [member] | Americas Materials [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	27	24	13
Goodwill	€ 31	€ 1,353	€ 239
Consideration	€ 161	€ 3,398	€ 1,171
Business combinations [member] | Building Products [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	15	8	8
Goodwill	€ 228	€ 74	€ 76
Consideration	€ 450	€ 211	€ 162